SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	Dec. 31, 2024
Buildings and facilities
Property, equipment and software, net
Property plant and equipment useful life	30 years
Machinery and R&D equipment | Minimum
Property, equipment and software, net
Property plant and equipment useful life	3 years
Machinery and R&D equipment | Maximum
Property, equipment and software, net
Property plant and equipment useful life	10 years
Molds and tooling | Minimum
Property, equipment and software, net
Property plant and equipment useful life	5 years
Molds and tooling | Maximum
Property, equipment and software, net
Property plant and equipment useful life	10 years
Motor vehicles | Minimum
Property, equipment and software, net
Property plant and equipment useful life	2 years
Motor vehicles | Maximum
Property, equipment and software, net
Property plant and equipment useful life	5 years
Office and electronic equipment | Minimum
Property, equipment and software, net
Property plant and equipment useful life	3 years
Office and electronic equipment | Maximum
Property, equipment and software, net
Property plant and equipment useful life	5 years
Purchased software | Minimum
Property, equipment and software, net
Property plant and equipment useful life	3 years
Purchased software | Maximum
Property, equipment and software, net
Property plant and equipment useful life	10 years